RETIREMENT AND POSTRETIREMENT BENEFITS - BALANCES AND ASSUMPTIONS (Details) - Spectra Energy Corp CAD in Millions	Feb. 27, 2017 CAD
Nonqualified pension plans
Pension and Other Postretirement Benefits
Fair value of plan assets	CAD 0
U.S. Pension Plan
Pension and Other Postretirement Benefits
Projected benefit obligation	818
Fair value of plan assets	737
Underfunded status	(81)
Presented as follows:
Accounts payable and other	(2)
Other long-term liabilities	(79)
Amount recognized in balance sheet	CAD (81)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	3.60%
Average rate of salary increases (as a percent)	4.00%
Canada Pension Plan
Pension and Other Postretirement Benefits
Projected benefit obligation	CAD 1,505
Fair value of plan assets	1,290
Underfunded status	(215)
Presented as follows:
Deferred amounts and other assets	23
Other long-term liabilities	(238)
Amount recognized in balance sheet	CAD (215)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	3.80%
Average rate of salary increases (as a percent)	3.00%
U.S. OPEB Plan
Pension and Other Postretirement Benefits
Projected benefit obligation	CAD 275
Fair value of plan assets	103
Underfunded status	(172)
Presented as follows:
Accounts payable and other	(3)
Other long-term liabilities	(169)
Amount recognized in balance sheet	CAD (172)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	3.50%
Canada OPEB Plan
Pension and Other Postretirement Benefits
Projected benefit obligation	CAD 146
Underfunded status	(146)
Presented as follows:
Accounts payable and other	(4)
Other long-term liabilities	(142)
Amount recognized in balance sheet	CAD (146)
Weighted average assumptions made in the measurement of the projected benefit obligations
Discount rate (as a percent)	3.90%